Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
January 31, 2024
AFR-NPRT1-0324
1.813066.119
Bank Loan Obligations - 86.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1971% 3/19/26 (b)(c)(d)	16,327	16,205
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5743% 12/31/27 (b)(c)(d)	3,965	3,935
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5826% 1/10/31 (b)(c)(d)	6,525	6,509
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (b)(c)(d)	38,727	38,744
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/22/27 (b)(c)(d)	36,525	36,545
Tranche J 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/28/31 (b)(c)(d)	16,205	16,218
TOTAL AEROSPACE		118,156
Air Transportation - 1.4%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (b)(c)(d)	24,928	25,506
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (b)(c)(d)	17,225	17,222
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8694% 6/4/29 (b)(c)(d)	14,615	14,588
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9373% 11/23/28 (b)(c)(d)	13,212	12,955
CME Term SOFR 3 Month Index + 4.750% 10.1981% 11/23/28 (b)(c)(d)(e)	19,207	19,207
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4832% 11/23/29 (b)(c)(d)(e)	8,145	8,145
CME Term SOFR 3 Month Index + 8.000% 13.4326% 11/23/29 (b)(c)(d)(e)	4,100	4,100
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7704% 7/2/27 (b)(c)(d)	19,061	19,623
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 3/17/30 (b)(c)(d)	7,799	7,766
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (b)(c)(d)	17,243	17,621
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4981% 3/24/28 (b)(c)(d)(e)	12,217	11,497
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2011% 4/21/28 (b)(c)(d)	24,450	24,454
TOTAL AIR TRANSPORTATION		182,684
Automotive & Auto Parts - 1.6%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 3/5/28 (b)(c)(d)	18,862	18,392
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.4476% 4/28/28 (b)(c)(d)	5,535	5,533
CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (b)(c)(d)	5,214	5,220
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3326% 5/6/30 (b)(c)(d)	26,414	26,414
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9509% 6/3/28 (b)(c)(d)	39,482	37,927
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4511% 12/17/28 (b)(c)(d)	12,949	12,828
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 11/2/27 (b)(c)(d)	15,141	15,103
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (b)(c)(d)	26,494	19,635
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1826% 1/26/29 (b)(c)(d)	18,298	16,804
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9471% 1/29/28 (b)(c)(d)	15,990	15,719
Rough Country LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9471% 7/28/28 (b)(c)(d)	3,631	3,603
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1866% 2/8/28 (b)(c)(d)	9,915	9,013
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 1/20/31 (c)(d)(f)	23,965	23,965
TOTAL AUTOMOTIVE & AUTO PARTS		210,156
Banks & Thrifts - 1.1%
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 12/31/30 (b)(c)(d)	59,640	59,539
Citadel Securities LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7/29/30 (c)(d)(f)	2,450	2,444
CME Term SOFR 1 Month Index + 2.500% 7.5865% 7/25/30 (b)(c)(d)	54,068	53,939
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0981% 4/9/27 (b)(c)(d)	12,530	12,296
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5211% 12/22/28 (b)(c)(d)	13,639	13,502
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 12/1/28 (b)(c)(d)	6,448	6,455
TOTAL BANKS & THRIFTS		148,175
Broadcasting - 1.4%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4326% 10/25/28 (b)(c)(d)	8,014	7,999
CME Term SOFR 1 Month Index + 3.100% 8.4326% 8/15/30 (b)(c)(d)	24,757	24,711
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4527% 8/24/26 (b)(c)(d)	8,575	8,106
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	71,092	4,684
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4527% 12/1/28 (b)(c)(d)	44,523	43,744
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9511% 9/19/26 (b)(c)(d)	20,599	20,572
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9471% 9/30/26 (b)(c)(d)	5,192	5,057
CME Term SOFR 1 Month Index + 3.000% 8.4471% 4/1/28 (b)(c)(d)	2,925	2,654
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1826% 4/21/29 (b)(c)(d)	13,692	12,319
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (b)(c)(d)	9,776	9,769
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6971% 3/24/26 (b)(c)(d)	8,601	8,587
CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/31/29 (b)(c)(d)	38,828	38,702
TOTAL BROADCASTING		186,904
Building Materials - 2.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (b)(c)(d)	49,121	42,361
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9511% 1/3/29 (b)(c)(d)	25,229	25,217
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 11/3/28 (c)(d)(f)	10,855	10,787
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 5/31/30 (b)(c)(d)	23,734	23,728
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2481% 12/29/28 (b)(c)(d)	4,000	4,000
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (b)(c)(d)	96,414	94,675
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.206% 2/28/27 (b)(c)(d)	3,331	3,333
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6953% 8/3/30 (b)(c)(d)	6,608	6,603
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (b)(c)(d)	45,585	45,186
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8367% 4/2/29 (b)(c)(d)	10,342	10,329
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.206% 10/15/28 (b)(c)(d)	10,965	10,898
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/4/28 (b)(c)(d)	40,561	40,308
CME Term SOFR 3 Month Index + 3.250% 8.6826% 6/2/28 (b)(c)(d)	11,324	11,250
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7011% 9/22/28 (b)(c)(d)	19,658	19,633
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 6 Month Index + 4.250% 8.8174% 2/16/28 (b)(c)(d)	9,572	9,572
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 5/14/28 (b)(c)(d)	11,285	11,180
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0826% 10/19/27 (b)(c)(d)	11,672	11,655
TOTAL BUILDING MATERIALS		380,715
Cable/Satellite TV - 1.8%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0826% 2/1/27 (b)(c)(d)	65,930	65,682
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3293% 12/9/30 (b)(c)(d)	8,720	8,578
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6976% 1/31/28 (b)(c)(d)	31,425	30,929
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4476% 10/15/29 (b)(c)(d)	2,855	2,822
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9476% 4/15/27 (b)(c)(d)	21,216	20,163
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8332% 1/18/28 (b)(c)(d)	47,776	46,621
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6498% 8/2/27 (b)(c)(d)	6,095	6,088
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9476% 1/31/28 (b)(c)(d)	21,915	21,497
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (b)(c)(d)	37,605	37,074
TOTAL CABLE/SATELLITE TV		239,454
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4471% 7/22/29 (b)(c)(d)	8,214	8,206
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 3/17/30 (b)(c)(d)	22,441	22,447
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8527% 9/28/28 (b)(c)(d)	10,402	10,397
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7481% 1/24/29 (b)(c)(d)	23,292	23,263
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 9.081% 7/31/27 (b)(c)(d)	9,352	9,348
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3418% 4/16/25 (b)(c)(d)(e)	4,949	4,701
TOTAL CAPITAL GOODS		78,362
Chemicals - 3.9%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5965% 12/14/29 (b)(c)(d)	17,675	16,725
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9326% 9/30/28 (b)(c)(d)	37,610	37,271
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 9/22/29 (b)(c)(d)	3,385	3,025
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0826% 11/24/27 (b)(c)(d)	10,405	10,223
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1826% 11/24/28 (b)(c)(d)	12,310	11,562
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4326% 11/24/27 (b)(c)(d)	18,981	18,710
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8902% 8/29/29 (b)(c)(d)	5,903	5,910
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (b)(c)(d)	15,268	15,210
Consolidated Energy Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 5/7/25 (b)(c)(d)(e)	11,486	11,399
Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9326% 5/7/25 (b)(c)(d)	4,052	4,012
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3598% 12/29/27 (b)(c)(d)	7,689	6,212
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0866% 7/7/28 (b)(c)(d)	5,451	5,447
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6027% 11/1/30 (b)(c)(d)	17,680	17,724
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (b)(c)(d)	44,316	43,773
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2845% 5/27/28 (b)(c)(d)	27,753	26,742
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3731% 7/3/28 (b)(c)(d)	18,382	17,085
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (b)(c)(d)	51,002	48,771
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8701% 3/15/30 (b)(c)(d)	8,290	7,005
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 2/10/30 (b)(c)(d)	6,422	6,336
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 3/1/30 (b)(c)(d)	7,800	7,738
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6826% 4/2/29 (b)(c)(d)	24,447	24,264
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2771% 12/1/26 (b)(c)(d)	14,011	12,318
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4484% 4/3/28 (b)(c)(d)	9,890	9,868
CME Term SOFR 1 Month Index + 4.000% 9.4671% 4/3/28 (b)(c)(d)	26,510	26,449
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3481% 11/9/28 (b)(c)(d)	13,894	13,890
CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (b)(c)(d)	30,126	29,995
CME Term SOFR 3 Month Index + 4.500% 9.9481% 11/9/28 (b)(c)(d)	12,325	12,295
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8326% 8/18/28 (b)(c)(d)	47,789	47,586
U.S. Coatings Acquisition, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8481% 12/20/29 (b)(c)(d)	6,148	6,147
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (b)(c)(d)	17,361	17,348
TOTAL CHEMICALS		521,040
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6953% 2/7/29 (b)(c)(d)	22,835	22,293
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 12/22/28 (b)(c)(d)	9,142	9,105
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3326% 12/23/28 (b)(c)(d)	17,537	17,515
BCPE Empire Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/25/28 (c)(d)(f)	9,000	8,991
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.106% 12/10/28 (b)(c)(d)	30,927	30,895
Bombardier Recreational Products, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.456% 5/23/27 (b)(c)(d)	14,307	14,266
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 12/13/29 (b)(c)(d)	13,419	13,394
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (b)(c)(d)	26,569	26,503
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 5/17/28 (b)(c)(d)	11,395	11,064
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/25/31 (c)(d)(f)	32,425	32,238
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 1/6/28 (b)(c)(d)	1,523	1,515
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 12/22/26 (b)(c)(d)	18,696	18,681
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.8598% 9/24/28 (b)(c)(d)	29,256	29,031
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8598% 3/4/28 (b)(c)(d)	8,045	7,542
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0027% 10/21/28 (b)(c)(d)	12,637	9,841
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6971% 8/5/28 (b)(c)(d)	28,444	28,266
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8484% 8/1/30 (b)(c)(d)	29,442	29,438
Woof Holdings LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3595% 12/21/27 (b)(c)(d)	14,404	11,677
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.6686% 12/21/28 (b)(c)(d)	2,135	1,281
TOTAL CONSUMER PRODUCTS		323,536
Containers - 1.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 3/3/28 (b)(c)(d)	37,113	36,335
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.6132% 3/11/28 (b)(c)(d)	23,871	23,685
CME Term SOFR 3 Month Index + 3.750% 9.2234% 3/11/28 (b)(c)(d)	10,541	10,475
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2022% 7/1/29 (b)(c)(d)	24,486	24,418
Charter Next Generation, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/27 (b)(c)(d)	18,975	18,867
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 12/1/27 (c)(d)(f)	5,335	5,330
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 8/4/27 (b)(c)(d)	18,207	18,170
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.476% 2/9/26 (b)(c)(d)	13,645	13,085
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6971% 2/5/26 (b)(c)(d)	9,944	9,945
CME Term SOFR 1 Month Index + 3.250% 8.6971% 9/24/28 (b)(c)(d)	10,447	10,446
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1971% 8/1/26 (b)(c)(d)	1,955	1,954
CME Term SOFR 1 Month Index + 4.000% 9.0826% 7/31/26 (b)(c)(d)	9,600	9,596
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1826% 1/30/27 (b)(c)(d)	16,184	16,151
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 8/12/28 (b)(c)(d)	9,062	9,048
TOTAL CONTAINERS		207,505
Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 2/4/28 (b)(c)(d)	14,481	14,466
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9326% 8/9/30 (b)(c)(d)	34,679	34,645
AVSC Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 3/1/25 (b)(c)(d)	6,471	6,362
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9326% 10/15/26 (b)(c)(d)	6,162	6,055
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (b)(c)(d)	8,929	8,934
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/27/27 (b)(c)(d)	6,495	6,473
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0826% 1/26/29 (b)(c)(d)	18,205	18,182
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.856% 12/19/30 (b)(c)(d)	28,160	27,526
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2906% 10/6/30 (b)(c)(d)	8,120	8,120
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 7/12/28 (b)(c)(d)	5,735	5,729
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3832% 6/27/29 (b)(c)(d)	4,694	4,698
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8326% 6/24/28 (b)(c)(d)	13,876	13,822
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 6/30/28 (b)(c)(d)	27,114	26,978
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (c)(d)(f)	84,290	84,202
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.3481% 4/20/30 (b)(c)(d)	19,460	19,460
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.6477% 4/30/24 (b)(c)(d)(e)	2,925	2,837
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (b)(c)(d)	16,750	16,698
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 1/26/28 (c)(d)(f)	16,325	16,250
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3318% 6/17/30 (b)(c)(d)	4,276	4,281
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6826% 11/1/29 (b)(c)(d)	14,420	14,177
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1826% 11/8/26 (b)(c)(d)	26,427	26,006
CME Term SOFR 1 Month Index + 4.500% 9.83% 12/13/28 (b)(c)(d)	15,287	15,000
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3882% 3/24/27 (b)(c)(d)	6,983	6,968
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1866% 11/16/26 (b)(c)(d)	21,911	21,866
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7011% 12/1/28 (b)(c)(d)	12,181	12,168
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3357% 4/29/26 (b)(c)(d)	9,695	9,684
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (b)(c)(d)	22,768	22,626
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (b)(c)(d)	22,716	22,659
TOTAL DIVERSIFIED FINANCIAL SERVICES		476,872
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (b)(c)(d)	14,173	14,069
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9981% 2/10/27 (b)(c)(d)	39,590	35,318
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (b)(c)(d)	60,440	55,917
TOTAL DIVERSIFIED MEDIA		105,304
Energy - 2.4%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2098% 11/14/26 (b)(c)(d)	17,575	17,580
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6993% 10/14/27 (b)(c)(d)	23,604	23,569
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9471% 3/17/28 (b)(c)(d)	8,979	8,845
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.606% 7/20/30 (b)(c)(d)	7,157	7,112
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 11/19/29 (b)(c)(d)	29,025	29,043
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.3183% 2/7/28 (b)(c)(d)	15,686	15,470
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	34,653	33,874
Esdec Solar Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3598% 8/27/28 (b)(c)(d)	14,943	14,121
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9471% 9/29/28 (b)(c)(d)	44,339	44,331
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6826% 10/5/28 (b)(c)(d)	20,790	20,862
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 11/14/25 (b)(c)(d)	11,190	11,111
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (b)(c)(d)	55,815	55,787
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7382% 2/14/30 (b)(c)(d)	19,460	19,421
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6971% 1/23/27 (b)(c)(d)	8,190	8,202
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 3/25/28 (b)(c)(d)	9,645	8,857
TOTAL ENERGY		318,185
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9471% 9/1/27 (b)(c)(d)	15,225	14,909
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9471% 9/1/27 (b)(c)(d)	24,560	24,030
TOTAL ENTERTAINMENT/FILM		38,939
Environmental - 0.4%
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8326% 11/30/28 (b)(c)(d)	10,310	10,266
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (b)(c)(d)	5,354	5,342
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8326% 11/30/28 (b)(c)(d)	786	783
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (b)(c)(d)	403	402
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7011% 6/21/28 (b)(c)(d)	35,930	35,624
TOTAL ENVIRONMENTAL		52,417
Food & Drug Retail - 0.7%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1971% 10/1/25 (b)(c)(d)	3,287	3,186
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1981% 8/1/29 (b)(c)(d)	25,123	25,076
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6826% 1/29/27 (b)(c)(d)	12,750	12,724
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (b)(c)(d)	18,384	3,309
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8332% 12/5/28 (b)(c)(d)	11,810	11,712
Primary Products Finance LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4814% 4/1/29 (b)(c)(d)	6,193	6,190
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/2/29 (c)(d)(f)	18,630	18,620
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.31% 1/31/28 (b)(c)(d)	18,677	18,517
TOTAL FOOD & DRUG RETAIL		99,334
Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1971% 10/1/26 (b)(c)(d)	2,240	1,807
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 10/1/25 (b)(c)(d)	4,353	4,217
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5867% 12/23/30 (b)(c)(d)	6,560	6,564
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/23/27 (b)(c)(d)	20,267	20,273
CME Term SOFR 1 Month Index + 3.750% 9.0832% 10/25/27 (b)(c)(d)	9,010	9,010
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7111% 5/16/29 (b)(c)(d)	43,832	38,955
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/31/31 (c)(d)(f)	22,910	22,681
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (b)(c)(d)	36,059	34,056
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4481% 1/24/30 (b)(c)(d)	11,985	9,608
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 9/23/27 (b)(c)(d)	9,159	9,150
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (b)(c)(d)	54,620	53,678
TOTAL FOOD/BEVERAGE/TOBACCO		209,999
Gaming - 4.3%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (b)(c)(d)	103,141	102,956
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 1/24/31 (c)(d)(f)	62,465	62,309
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (b)(c)(d)	13,813	13,807
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9481% 3/16/27 (b)(c)(d)	12,821	12,799
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/27/29 (b)(c)(d)	145,529	145,053
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6981% 11/25/30 (b)(c)(d)	51,453	51,196
CME Term SOFR 1 Month Index + 3.250% 8.8627% 7/4/28 (b)(c)(d)	5,368	5,366
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1866% 5/26/30 (b)(c)(d)	26,542	26,508
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 4/26/28 (b)(c)(d)	12,160	11,912
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.6971% 4/26/28 (b)(c)(d)	5,070	4,969
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (c)(d)(f)	9,127	8,944
Light & Wonder International, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0832% 4/14/29 (b)(c)(d)	25,053	25,043
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (b)(c)(d)	9,430	9,435
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9471% 5/29/26 (b)(c)(d)	3,424	3,420
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1826% 5/3/29 (b)(c)(d)	10,165	10,132
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (b)(c)(d)	49,777	49,326
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6826% 2/7/27 (b)(c)(d)	35,828	35,721
TOTAL GAMING		578,896
Healthcare - 5.9%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7481% 2/15/29 (b)(c)(d)	13,571	10,818
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 8/24/28 (b)(c)(d)	14,456	14,463
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6826% 11/6/27 (b)(c)(d)	10,032	10,017
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3348% 2/22/28 (b)(c)(d)	11,230	11,202
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5855% 2/12/28 (b)(c)(d)	30,594	30,608
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2027% 8/1/27 (b)(c)(d)	15,798	15,478
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 11/1/28 (b)(c)(d)	11,977	11,955
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3326% 3/31/29 (b)(c)(d)	26,528	25,600
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (b)(c)(d)	90,120	87,506
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	4,571	4,534
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	19,671	19,572
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	578	574
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (b)(c)(d)	16,852	16,792
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3326% 5/4/28 (b)(c)(d)	69,236	69,270
Jazz Financing Lux SARL Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4471% 5/5/28 (b)(c)(d)	7,420	7,414
CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/5/28 (b)(c)(d)	33,979	33,952
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3096% 10/19/27 (b)(c)(d)	10,264	10,148
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6971% 8/31/26 (b)(c)(d)	16,942	16,694
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6971% 8/30/27 (b)(c)(d)	2,851	2,753
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4511% 10/23/28 (b)(c)(d)	108,351	108,114
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1857% 3/2/28 (b)(c)(d)	13,330	12,112
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1981% 3/2/28 (b)(c)(d)	225	204
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.45% 6/2/28 (b)(c)(d)	37,823	37,752
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (b)(c)(d)	31,787	31,644
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/31/27 (b)(c)(d)	10,628	9,135
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6826% 4/20/29 (b)(c)(d)	21,139	21,042
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 11/15/28 (b)(c)(d)	63,129	62,925
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (b)(c)(d)	12,173	12,178
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8348% 12/19/30 (b)(c)(d)	18,504	18,522
U.S. Anesthesia Partners, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9672% 10/1/29 (b)(c)(d)	2,820	2,411
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7172% 10/1/28 (b)(c)(d)	4,984	4,702
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7481% 12/15/27 (b)(c)(d)	14,731	14,655
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8239% 11/20/26 (b)(c)(d)	4,426	4,161
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.866% 11/16/28 (b)(c)(d)	28,045	28,045
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 1/8/27 (b)(c)(d)	18,060	17,993
TOTAL HEALTHCARE		784,945
Homebuilders/Real Estate - 0.6%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1971% 8/21/25 (b)(c)(d)	1,742	1,728
CME Term SOFR 1 Month Index + 3.250% 8.706% 1/31/30 (b)(c)(d)	19,299	19,090
CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/31/30 (b)(c)(d)	7,360	7,305
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3576% 1/27/29 (b)(c)(d)	11,242	11,200
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1246% 8/21/30 (b)(c)(d)	9,391	9,391
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 3/15/30 (c)(d)(f)	1,385	1,384
CME Term SOFR 1 Month Index + 4.250% 9.6245% 3/15/30 (b)(c)(d)	10,395	10,389
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 9/1/27 (b)(c)(d)	18,713	18,694
TOTAL HOMEBUILDERS/REAL ESTATE		79,181
Hotels - 2.0%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (b)(c)(d)	11,508	10,464
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4355% 9/9/26 (b)(c)(d)	8,616	8,595
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 10/18/28 (b)(c)(d)	30,831	30,802
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9326% 11/30/29 (b)(c)(d)	31,780	31,760
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0826% 1/10/31 (b)(c)(d)	17,870	17,825
CME Term SOFR 1 Month Index + 3.000% 8.1971% 8/2/28 (b)(c)(d)	73,102	72,946
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4359% 11/8/30 (b)(c)(d)	21,135	21,128
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1826% 8/31/25 (b)(c)(d)	27,581	27,519
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8827% 6/23/26 (b)(c)(d)	5,035	4,599
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5818% 1/5/29 (b)(c)(d)	19,983	19,963
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 8.750% 13.6095% 2/28/25 (b)(c)(d)	17,697	16,861
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6826% 5/25/30 (b)(c)(d)	9,476	9,472
TOTAL HOTELS		271,934
Insurance - 5.9%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (b)(c)(d)	62,293	61,933
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (b)(c)(d)	13,927	13,910
Tranche B-2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3998% 2/15/27 (b)(c)(d)	11,730	11,704
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (b)(c)(d)	77,646	77,807
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (b)(c)(d)	47,955	48,029
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.7204% 2/19/28 (b)(c)(d)	22,454	22,338
CME Term SOFR 1 Month Index + 2.750% 8.2204% 2/19/28 (b)(c)(d)	5,994	5,969
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 2/28/28 (b)(c)(d)	18,600	18,589
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8326% 2/13/27 (b)(c)(d)	12,124	12,076
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9471% 2/13/27 (b)(c)(d)	17,882	17,820
CME Term SOFR 1 Month Index + 3.500% 8.9471% 2/13/27 (b)(c)(d)	736	733
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0826% 2/13/27 (b)(c)(d)	6,708	6,691
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4326% 8/19/28 (b)(c)(d)	33,560	33,094
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6826% 8/19/28 (b)(c)(d)	54,982	54,303
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6971% 1/31/28 (b)(c)(d)	58,018	55,490
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6971% 1/20/29 (b)(c)(d)	72,741	68,854
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 12/23/26 (b)(c)(d)	41,160	40,959
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 7/31/27 (b)(c)(d)	32,620	32,104
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (b)(c)(d)	83,788	83,780
CME Term SOFR 1 Month Index + 4.250% 9.5867% 6/20/30 (b)(c)(d)	74,268	74,261
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (b)(c)(d)	43,674	43,596
CME Term SOFR 1 Month Index + 3.250% 8.5981% 9/27/30 (b)(c)(d)	9,870	9,848
TOTAL INSURANCE		793,888
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9471% 8/17/28 (b)(c)(d)	18,137	18,114
CME Term SOFR 1 Month Index + 3.750% 9.1826% 5/31/30 (b)(c)(d)	1,343	1,343
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2011% 11/24/28 (b)(c)(d)	11,243	11,243
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3355% 8/8/27 (b)(c)(d)	19,970	19,955
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4511% 7/21/28 (b)(c)(d)	51,242	50,794
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (b)(c)(d)	29,561	29,132
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9471% 7/31/28 (b)(c)(d)	11,909	12,025
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5981% 1/15/30 (b)(c)(d)	36,555	36,500
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.6098% 9/8/24 (b)(c)(d)	7,325	6,986
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.6098% 3/8/24 (b)(c)(d)	28,840	28,417
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 8/27/28 (b)(c)(d)	6,554	6,558
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0277% 12/14/26 (b)(c)(d)(e)	20,678	20,316
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8326% 8/25/28 (b)(c)(d)	20,809	20,805
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 3/9/30 (b)(c)(d)	36,280	36,174
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (b)(c)(d)	34,450	29,900
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (b)(c)(d)	3,500	2,520
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (b)(c)(d)	3,522	3,046
TOTAL LEISURE		333,828
Metals/Mining - 0.2%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8326% 8/18/30 (b)(c)(d)	15,900	15,880
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1826% 3/23/30 (b)(c)(d)	10,253	10,270
TOTAL METALS/MINING		26,150
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 2/4/28 (b)(c)(d)	6,635	6,604
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.1076% 4/13/29 (b)(c)(d)	107,562	106,738
TOTAL PAPER		113,342
Publishing/Printing - 0.5%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3174% 10/30/30 (b)(c)(d)	17,585	17,592
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.097% 8/11/28 (b)(c)(d)	12,264	12,258
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 1/28/29 (b)(c)(d)	13,110	13,020
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9471% 7/2/29 (b)(c)(d)	2,290	2,071
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6971% 7/8/28 (b)(c)(d)	8,977	8,603
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 15.8323% 6/16/26 (b)(c)(d)	15,341	14,007
TOTAL PUBLISHING/PRINTING		67,551
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1855% 4/6/28 (b)(c)(d)	16,473	16,354
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4448% 12/30/26 (b)(c)(d)	18,174	18,149
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (b)(c)(d)	25,164	24,695
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.6098% 7/22/29 (b)(c)(d)	4,920	4,256
TOTAL RAILROAD		63,454
Restaurants - 1.1%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.606% 9/21/30 (b)(c)(d)	29,879	29,709
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	15,567	15,547
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6971% 12/1/28 (b)(c)(d)	8,318	8,335
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1962% 3/15/28 (b)(c)(d)	13,616	13,597
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1098% 10/20/28 (b)(c)(d)	10,634	10,559
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7126% 3/1/26 (b)(c)(d)	12,408	12,240
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 4/1/29 (b)(c)(d)	12,991	12,917
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 8/3/28 (b)(c)(d)	42,870	42,736
TOTAL RESTAURANTS		145,640
Services - 9.8%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/21/28 (b)(c)(d)	91,748	91,878
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/7/28 (b)(c)(d)	5,419	5,419
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9194% 7/30/28 (b)(c)(d)(h)	42,095	42,042
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.96% 11/16/28 (b)(c)(d)	6,444	6,403
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (b)(c)(d)	19,722	19,574
Allied Universal Holdco LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 9.1826% 5/14/28 (b)(c)(d)	68,943	68,038
CME Term SOFR 1 Month Index + 4.750% 10.088% 5/14/28 (b)(c)(d)	2,803	2,794
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3367% 2/15/29 (b)(c)(d)	26,592	26,559
CME Term SOFR 1 Month Index + 4.000% 9.4471% 1/23/27 (b)(c)(d)	18,895	18,883
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1971% 1/31/28 (b)(c)(d)	10,815	10,779
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7014% 7/9/28 (b)(c)(d)	26,836	26,794
Aramark Services, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9471% 4/6/28 (b)(c)(d)	26,696	26,636
CME Term SOFR 1 Month Index + 2.500% 7.9471% 6/22/30 (b)(c)(d)	574	572
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1971% 1/15/27 (b)(c)(d)	4,663	4,647
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6971% 6/30/28 (b)(c)(d)	14,933	14,746
Artera Services LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 3/5/25 (b)(c)(d)	1,454	1,448
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (b)(c)(d)	13,161	13,111
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (b)(c)(d)	23,960	22,088
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (b)(c)(d)	47,045	46,052
Avis Budget Group, Inc. Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4326% 3/16/29 (b)(c)(d)	10,980	10,980
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (b)(c)(d)	59,680	59,465
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1971% 2/7/26 (b)(c)(d)	31,212	31,184
CME Term SOFR 1 Month Index + 3.750% 9.0826% 12/30/28 (b)(c)(d)	13,281	13,275
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2481% 8/29/25 (b)(c)(d)	20,654	20,028
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6971% 9/30/28 (b)(c)(d)	5,599	5,576
CME Term SOFR 3 Month Index + 3.750% 9.0826% 9/30/28 (b)(c)(d)	5,390	5,375
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2127% 5/3/29 (b)(c)(d)(e)	18,016	17,025
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/2/28 (b)(c)(d)	50,273	48,429
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 8/16/28 (b)(c)(d)	20,532	20,481
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.343% 7/19/28 (b)(c)(d)	30,295	25,600
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/3/29 (b)(c)(d)	17,554	17,537
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6971% 10/19/28 (b)(c)(d)	9,327	9,331
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/21/28 (b)(c)(d)	11,411	11,399
Flexera Software LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 3/3/28 (c)(d)(f)	5,660	5,630
CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/3/28 (b)(c)(d)	18,393	18,295
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (b)(c)(d)	33,747	28,263
CME Term SOFR 3 Month Index + 4.750% 10.3944% 3/10/26 (b)(c)(d)	9,062	7,589
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (b)(c)(d)	12,984	11,167
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3998% 7/30/26 (b)(c)(d)	15,813	15,816
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 12/1/27 (b)(c)(d)	9,973	9,974
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 10/13/30 (b)(c)(d)	22,840	22,806
Indy U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0826% 3/5/28 (b)(c)(d)	2,732	2,646
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 4/1/28 (b)(c)(d)	22,978	22,552
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6971% 4/21/27 (b)(c)(d)	17,603	15,503
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3481% 6/12/30 (b)(c)(d)	51,431	51,412
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.8243% 1/15/26 (b)(c)(d)	2,315	2,324
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1734% 10/11/28 (b)(c)(d)	2,930	2,678
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (b)(c)(d)	78,359	71,902
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0741% 7/25/30 (b)(c)(d)	23,780	23,825
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (b)(c)(d)	4,700	4,709
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (b)(c)(d)	14,369	13,848
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4326% 8/4/28 (b)(c)(d)	36,247	36,187
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 1/31/31 (c)(d)(f)	18,790	18,743
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1987% 12/16/26 (b)(c)(d)	9,798	9,843
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0826% 2/24/28 (b)(c)(d)	10,396	10,395
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (b)(c)(d)	22,249	22,010
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (b)(c)(d)	104,527	93,012
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.4576% 3/23/27 (b)(c)(d)	11,042	11,263
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.1346% 3/3/30 (b)(c)(d)	30,948	30,932
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1826% 11/3/29 (b)(c)(d)	5,021	5,025
TOTAL SERVICES		1,312,497
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6867% 6/30/27 (b)(c)(d)	19,526	19,419
Steel - 0.1%
Zekelman Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4476% 1/24/27 (b)(c)(d)	11,527	11,527
Super Retail - 3.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2172% 11/6/27 (b)(c)(d)	12,931	12,923
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7172% 7/24/28 (b)(c)(d)	17,412	8,249
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3332% 2/3/29 (b)(c)(d)	10,200	10,230
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (b)(c)(d)	14,497	11,458
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/5/28 (b)(c)(d)	310,245	309,135
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 10/19/27 (b)(c)(d)	7,505	7,441
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (b)(c)(d)	21,065	20,865
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 4/15/28 (b)(c)(d)	23,300	19,110
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9471% 10/20/28 (b)(c)(d)	6,671	6,387
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6826% 10/20/28 (b)(c)(d)	9,263	8,927
TOTAL SUPER RETAIL		414,725
Technology - 15.1%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	15,060	14,796
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (b)(c)(d)	7,455	7,289
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 1/24/31 (c)(d)(f)	10,275	10,224
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1047% 7/30/28 (b)(c)(d)	43,618	43,345
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.927% 10/8/27 (b)(c)(d)	10,113	10,096
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 8/10/25 (b)(c)(d)	37,115	26,723
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8481% 9/19/26 (b)(c)(d)	18,733	18,771
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6826% 12/4/27 (b)(c)(d)	2,000	1,951
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (b)(c)(d)	80,555	79,347
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0826% 5/13/29 (b)(c)(d)	17,920	17,935
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 12/29/28 (b)(c)(d)	6,835	6,838
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	24,674	6,168
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (b)(c)(d)	22,540	22,478
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (b)(c)(d)	25,034	24,997
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3481% 7/6/29 (b)(c)(d)	30,034	30,069
Cloud Software Group, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 9/30/28 (b)(c)(d)	5,837	5,717
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9481% 3/30/29 (b)(c)(d)	72,074	70,678
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 7/1/29 (b)(c)(d)	38,515	38,274
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 4/4/26 (b)(c)(d)	25,801	22,512
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 9/30/28 (b)(c)(d)	36,848	36,765
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (b)(c)(d)	14,799	14,435
Dayforce, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9471% 4/30/25 (b)(c)(d)	25,611	25,621
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3326% 10/16/26 (b)(c)(d)	54,828	54,448
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3326% 2/19/29 (b)(c)(d)	14,248	13,011
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1971% 3/31/29 (b)(c)(d)	2,490	2,303
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/31/28 (b)(c)(d)	15,233	15,076
CME Term SOFR 1 Month Index + 4.750% 10.0826% 3/31/28 (b)(c)(d)	5,905	5,863
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0826% 8/31/30 (b)(c)(d)	7,621	7,625
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8483% 7/6/29 (b)(c)(d)	25,168	25,147
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3481% 10/6/29 (b)(c)(d)	6,999	6,334
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0826% 7/31/27 (b)(c)(d)	4,035	4,051
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6971% 7/31/27 (b)(c)(d)	20,842	20,842
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4326% 9/12/29 (b)(c)(d)	61,096	60,875
Go Daddy Operating Co. LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3326% 11/12/29 (b)(c)(d)	17,369	17,355
Helios Software Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 7/15/30 (c)(d)(f)	4,540	4,514
CME Term SOFR 1 Month Index + 4.250% 9.6981% 7/18/30 (b)(c)(d)	4,534	4,508
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6981% 8/19/28 (b)(c)(d)	10,414	10,370
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (b)(c)(d)	48,858	48,880
Imprivata, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.3243% 12/1/27 (b)(c)(d)	8,250	8,234
CME Term SOFR 1 Month Index + 4.250% 9.606% 12/1/27 (b)(c)(d)	985	983
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2027% 3/1/29 (b)(c)(d)	68,390	67,655
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 5/3/28 (b)(c)(d)	104,875	102,598
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5826% 2/23/29 (b)(c)(d)	12,580	12,024
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8484% 8/17/29 (b)(c)(d)	34,502	34,265
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (b)(c)(d)	27,205	27,137
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1826% 1/31/30 (b)(c)(d)	43,229	43,224
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4326% 11/10/27 (b)(c)(d)	23,534	23,416
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 2/1/28 (b)(c)(d)	98,676	98,443
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 3/19/28 (b)(c)(d)	6,603	6,469
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (b)(c)(d)	126,499	123,178
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (b)(c)(d)	33,190	33,231
Project Boost Purchaser LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 5/30/26 (b)(c)(d)	12,050	12,030
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6153% 5/30/26 (b)(c)(d)	7,130	7,122
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 8/31/28 (b)(c)(d)	43,270	42,946
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2082% 2/15/28 (b)(c)(d)	32,879	14,019
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 4/22/28 (b)(c)(d)	33,697	32,950
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 9/30/28 (b)(c)(d)	35,021	34,025
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.106% 4/7/30 (b)(c)(d)	41,471	41,452
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 11/22/29 (b)(c)(d)	11,396	11,397
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 10/7/27 (b)(c)(d)	14,553	14,522
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9326% 10/7/27 (b)(c)(d)	13,869	13,835
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9471% 8/11/28 (b)(c)(d)	26,227	25,785
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1971% 4/16/25 (b)(c)(d)	6,826	6,820
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1971% 4/16/25 (b)(c)(d)	6,445	6,440
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1971% 4/16/25 (b)(c)(d)	30,472	30,443
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6826% 3/22/29 (b)(c)(d)	4,978	4,977
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6826% 3/22/29 (b)(c)(d)	9,676	9,673
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 8/31/28 (b)(c)(d)	12,535	12,526
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1027% 5/30/30 (b)(c)(d)	12,865	12,849
UKG, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9882% 5/4/26 (b)(c)(d)	10,592	10,594
CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (b)(c)(d)	59,150	59,137
CME Term SOFR 3 Month Index + 3.750% 9.1627% 5/4/26 (b)(c)(d)	29,572	29,572
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (b)(c)(d)	28,250	28,228
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 1/30/31 (c)(d)(f)	6,745	6,737
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4471% 9/1/25 (b)(c)(d)	25,368	21,785
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 8/27/25 (b)(c)(d)	15,602	15,596
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4326% 1/13/29 (b)(c)(d)	23,916	23,839
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 3/27/28 (b)(c)(d)	18,332	18,345
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6826% 2/28/27 (b)(c)(d)	16,242	16,232
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6971% 10/30/27 (b)(c)(d)	8,281	7,470
CME Term SOFR 1 Month Index + 4.250% 9.6826% 10/30/27 (b)(c)(d)	5,694	5,138
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0665% 9/30/29 (b)(c)(d)	27,755	27,703
TOTAL TECHNOLOGY		2,021,275
Telecommunications - 3.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.314% 10/31/27 (b)(c)(d)	11,715	11,662
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (b)(c)(d)	59,531	54,012
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 8.250% 14.2598% 11/1/25 (b)(c)(d)	30,988	7,747
CME Term SOFR 1 Month Index + 4.500% 10.4997% 11/1/24 (b)(c)(d)	35,968	24,464
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6976% 11/30/27 (b)(c)(d)	5,225	5,200
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3367% 10/24/30 (b)(c)(d)	6,377	6,391
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8326% 12/12/26 (b)(c)(d)	6,704	6,694
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/2/27 (b)(c)(d)	16,633	15,663
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 1/26/31 (c)(d)(f)	42,840	42,840
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 10/8/27 (b)(c)(d)	49,407	48,717
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (b)(c)(d)	5,165	3,615
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 12/30/27 (b)(c)(d)	6,366	5,681
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2003% 4/30/27 (b)(c)(d)	30,385	30,299
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1157% 8/1/29 (b)(c)(d)	22,500	20,576
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6971% 9/25/26 (b)(c)(d)	32,964	26,660
SBA Senior Finance II, LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 1/27/31 (c)(d)(f)	2,863	2,858
Tranche B, term loan CME Term SOFR 1 Month Index + 1.750% 7.21% 4/11/25 (b)(c)(d)	15,622	15,586
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6826% 9/21/27 (b)(c)(d)	25,622	24,076
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4471% 3/9/27 (b)(c)(d)	82,130	69,393
CME Term SOFR 1 Month Index + 4.320% 9.6576% 3/9/27 (b)(c)(d)	21,419	18,090
TOTAL TELECOMMUNICATIONS		440,224
Textiles/Apparel - 0.5%
Canada Goose, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/7/27 (b)(c)(d)	1,848	1,817
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4981% 2/19/29 (b)(c)(d)	21,960	21,952
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6971% 11/23/28 (b)(c)(d)	11,321	11,250
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (b)(c)(d)	14,594	827
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7204% 4/16/28 (b)(c)(d)	16,766	16,622
Victoria's Secret & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8878% 8/2/28 (b)(c)(d)	8,921	8,895
TOTAL TEXTILES/APPAREL		61,363
Transportation Ex Air/Rail - 0.0%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (b)(c)(d)	2,965	2,421
Utilities - 1.4%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0859% 1/21/31 (b)(c)(d)	3,340	3,320
CME Term SOFR 1 Month Index + 2.750% 8.2204% 8/1/25 (b)(c)(d)	55,515	55,185
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1498% 12/15/27 (b)(c)(d)	3,480	3,466
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6098% 2/15/24 (b)(c)(d)	16,646	16,167
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	11,806	4,191
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 6/23/28 (b)(c)(d)	14,247	14,150
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8326% 6/23/25 (b)(c)(d)	15,370	15,366
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 1/21/28 (b)(c)(d)	15,389	15,391
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9672% 3/2/27 (b)(c)(d)	38,702	38,723
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3326% 12/20/30 (b)(c)(d)	26,183	25,950
TOTAL UTILITIES		191,909
TOTAL BANK LOAN OBLIGATIONS (Cost $11,887,244)		11,631,906

Nonconvertible Bonds - 5.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (i)	22,000	21,850
Air Transportation - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	3,218	3,182
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	1,672	1,652
TOTAL AIR TRANSPORTATION		4,834
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	7,810	7,914
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2984% 3/6/26 (b)(c)	16,070	16,486
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(i)	84,765	84,936
TOTAL AUTOMOTIVE & AUTO PARTS		109,336
Broadcasting - 0.5%
DISH Network Corp. 11.75% 11/15/27 (i)	31,970	33,367
Univision Communications, Inc.:
6.625% 6/1/27 (i)	26,085	25,803
8% 8/15/28 (i)	6,375	6,487
TOTAL BROADCASTING		65,657
Building Materials - 0.1%
Smyrna Ready Mix LLC 8.875% 11/15/31 (i)	11,790	12,386
SRS Distribution, Inc. 4.625% 7/1/28 (i)	660	616
TOTAL BUILDING MATERIALS		13,002
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	8,110	7,622
5.375% 6/1/29 (i)	16,225	15,086
TOTAL CABLE/SATELLITE TV		22,708
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	1,670	1,714
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	145	140
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	8,380	8,866
TOTAL CHEMICALS		9,006
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	11,245	10,128
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	2,115	2,111
7% 6/15/25 (i)	9,610	9,609
8.375% 1/15/29 (i)	7,770	8,073
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	18,966	18,375
6.75% 9/15/25 (i)	16,640	16,442
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	4,673	4,673
TOTAL ENERGY		59,283
Gaming - 0.5%
Affinity Interactive 6.875% 12/15/27 (i)	7,315	6,620
Caesars Entertainment, Inc. 7% 2/15/30 (i)	7,670	7,882
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	37,830	34,617
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	5,940	5,947
Ontario Gaming GTA LP 8% 8/1/30 (i)	605	631
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	7,363	7,273
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	1,205	1,176
4.25% 12/1/26 (i)	1,725	1,661
4.625% 12/1/29 (i)	985	932
TOTAL GAMING		66,739
Healthcare - 0.1%
Embecta Corp. 6.75% 2/15/30 (i)	8,365	7,288
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	27,055	20,478
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	18,880	19,219
TOTAL HOMEBUILDERS/REAL ESTATE		39,697
Insurance - 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	16,655	16,809
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (i)	14,205	14,429
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (i)	7,970	8,455
11.625% 8/15/27 (i)	5,355	5,825
TOTAL LEISURE		28,709
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	680	709
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	3,430	2,998
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (i)	660	659
CEC Entertainment LLC 6.75% 5/1/26 (i)	4,045	4,018
TOTAL RESTAURANTS		4,677
Services - 0.3%
Artera Services LLC 9.033% 12/4/25 (i)	18,825	19,194
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	4,560	4,817
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (i)	4,675	4,598
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	6,300	6,017
TOTAL SERVICES		34,626
Super Retail - 0.2%
EG Global Finance PLC 12% 11/30/28 (i)	20,615	21,790
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	8,495	8,040
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	3,905	4,008
TOTAL TECHNOLOGY		12,048
Telecommunications - 0.8%
Altice Financing SA 5.75% 8/15/29 (i)	30,000	26,144
Altice France SA:
5.125% 1/15/29 (i)	8,087	5,969
5.125% 7/15/29 (i)	10,905	7,973
5.5% 1/15/28 (i)	8,480	6,621
5.5% 10/15/29 (i)	8,370	6,167
Consolidated Communications, Inc. 5% 10/1/28 (i)	410	336
Frontier Communications Holdings LLC:
5% 5/1/28 (i)	4,005	3,696
8.75% 5/15/30 (i)	1,560	1,598
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	22,343	21,105
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (i)	810	713
6.75% 10/15/27 (i)	8,250	7,947
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (i)	710	683
Windstream Escrow LLC 7.75% 8/15/28 (i)	18,810	16,492
TOTAL TELECOMMUNICATIONS		105,444
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (i)	4,010	3,390
Utilities - 0.0%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.3409% 10/8/26 (b)(c)(e)	5,945	6,049
TOTAL NONCONVERTIBLE BONDS (Cost $677,566)		668,491

Common Stocks - 1.6%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(j)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(j)	512,868	4,108
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	86,957	3
TOTAL CAPITAL GOODS		4,111
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)	510,379	42,096
Carnelian Point Holdings LP warrants (e)(j)	18,944	55
Lime Tree Bay Ltd. (e)(j)	2,899	220
TOTAL DIVERSIFIED FINANCIAL SERVICES		42,371
Energy - 0.8%
California Resources Corp.	628,519	29,968
California Resources Corp. warrants 10/27/24 (j)	48,025	655
Chesapeake Energy Corp. (k)	587,218	45,280
Chesapeake Energy Corp. (l)	4,049	312
EP Energy Corp. (e)(j)	80,740	140
Exxon Mobil Corp.	329,097	33,834
TOTAL ENERGY		110,189
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)	533,906	9,653
Hotels - 0.1%
Travelport Finance Luxembourg SARL (e)	3,686	8,776
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	542,500	9,282
Telecommunications - 0.0%
GTT Communications, Inc. (e)	118,360	4,158
Utilities - 0.2%
TexGen Power LLC (e)(j)	524,336	20,213
TOTAL COMMON STOCKS (Cost $129,969)		208,753

Preferred Securities - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.4%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7737% (b)(c)(m)	6,970	7,002
6.25% (b)(m)	24,265	24,171
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9387% (b)(c)(m)	7,500	7,522
6.1% (b)(m)	7,795	7,804
6.75% (b)(c)(m)	11,615	11,704
TOTAL BANKS & THRIFTS		58,203
Energy - 0.4%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (b)(c)(m)	48,805	47,759
TOTAL PREFERRED SECURITIES (Cost $102,255)		105,962

Other - 0.7%
	Shares	Value ($) (000s)
Other - 0.7%
Fidelity Private Credit Central Fund LLC (l)(p) (Cost $97,894)	9,832,332	100,290

Money Market Funds - 10.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (n)	1,296,123,920	1,296,383
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	46,733,427	46,738
TOTAL MONEY MARKET FUNDS (Cost $1,343,097)		1,343,121

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $14,238,025)	14,058,523
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(667,959)
NET ASSETS - 100.0%	13,390,564

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,321,000 and $7,312,000, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,478,000 or 4.7% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,602,000 or 0.8% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38

Fidelity Private Credit Central Fund LLC	5/01/22 - 1/02/24	97,894

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,286,453	665,784	655,854	16,587	-	-	1,296,383	2.6%
Fidelity Private Credit Central Fund LLC	94,881	4,779	-	3,725	-	630	100,290	14.5%
Fidelity Securities Lending Cash Central Fund 5.39%	51,380	18,615	23,257	9	-	-	46,738	0.2%
Total	1,432,714	689,178	679,111	20,321	-	630	1,443,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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